Document and Entity Information Document	Apr. 01, 2022
Document Type	8-K
Document Period End Date	Apr. 01, 2022
Amendment Flag	false
Entity File Number	333-259293
Entity Registrant Name	ENTERGY TEXAS, INC.
Entity Tax Identification Number	71-0005900
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	2107 Research Forest Drive
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Country	US
Entity Address, Postal Zip Code	77380
City Area Code	409
Local Phone Number	981-2000
Entity Central Index Key	0001427437
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entergy Texas Restoration Funding II
Entity File Number	333-259293-01
Entity Registrant Name	ENTERGY TEXAS RESTORATION FUNDING II, L.L.C.
Entity Tax Identification Number	87-2161827
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	919 Congress Avenue, Suite 840-C
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Country	US
Entity Address, Postal Zip Code	78701
City Area Code	512
Local Phone Number	487-3999
Entity Central Index Key	0001880480